Changes in working capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of changes in working capital [Abstract]
Schedule of changes in working capital
Year ended December 31,
	2020	2019
	$	$
Trade and other receivables	(6,802)	(5,885)
Financial and other assets	(63)	(563)
Income tax receivable	-	(282)
Inventories	670	(3,849)
Accounts payable and accrued liabilities	(12,600)	6,752
Other liabilities	556	147
	(18,239)	(3,680)